Related Party Balances Parent Company Only (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Sellers of Fastweb USD ($)	Dec. 31, 2013 Sellers of Fastweb CNY	Dec. 31, 2012 Sellers of Fastweb CNY	Dec. 31, 2013 Seller of Gehua USD ($)	Dec. 31, 2013 Seller of Gehua CNY	Dec. 31, 2012 Seller of Gehua CNY	Dec. 31, 2013 Seller of Tianwang and Yilong USD ($)	Dec. 31, 2013 Seller of Tianwang and Yilong CNY	Dec. 31, 2012 Seller of Tianwang and Yilong CNY	Dec. 31, 2013 Seller of i Joy USD ($)	Dec. 31, 2013 Seller of i Joy CNY	Dec. 31, 2012 Seller of i Joy CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2013 Parent Company 21Vianet Group Limited ("21Vianet HK") USD ($)	Dec. 31, 2013 Parent Company 21Vianet Group Limited ("21Vianet HK") CNY	Dec. 31, 2012 Parent Company 21Vianet Group Limited ("21Vianet HK") CNY	Dec. 31, 2013 Parent Company Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") USD ($)	Dec. 31, 2013 Parent Company Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") CNY	Dec. 31, 2012 Parent Company Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") CNY	Dec. 31, 2013 Parent Company 21ViaNet@Xian Holding Limited ("21V Xi'an Holding") USD ($)	Dec. 31, 2013 Parent Company 21ViaNet@Xian Holding Limited ("21V Xi'an Holding") CNY	Dec. 31, 2012 Parent Company 21ViaNet@Xian Holding Limited ("21V Xi'an Holding") CNY	Dec. 31, 2013 Parent Company Sellers of Fastweb USD ($)	Dec. 31, 2013 Parent Company Sellers of Fastweb CNY	Dec. 31, 2012 Parent Company Sellers of Fastweb CNY	Dec. 31, 2013 Parent Company Seller of Gehua USD ($)	Dec. 31, 2013 Parent Company Seller of Gehua CNY	Dec. 31, 2012 Parent Company Seller of Gehua CNY	Dec. 31, 2013 Parent Company Seller of Tianwang and Yilong USD ($)	Dec. 31, 2013 Parent Company Seller of Tianwang and Yilong CNY	Dec. 31, 2012 Parent Company Seller of Tianwang and Yilong CNY	Dec. 31, 2013 Parent Company Seller of i Joy USD ($)	Dec. 31, 2013 Parent Company Seller of i Joy CNY	Dec. 31, 2012 Parent Company Seller of i Joy CNY
Amount due from subsidiaries
Amount due from subsidiaries																$ 276,251	1,672,335	928,253	$ 261,210	1,581,289	842,849	$ 15,040	91,042	85,404	$ 1	4	0
Amount due from related parties
Amount due from related parties	11,150	67,498	18,726										4,028	24,387	0	4,028	24,387	0																			4,028	24,387	0
Amount due to related parties, current:
Amount due to related parties current	24,398	147,699	105,037	0	0	16,875				3,239	19,605	0	10,506	63,602	0	16,510	99,944	50,167										0	0	16,875	2,765	16,737	33,292	3,239	19,605	0	10,506	63,602	0
Amount due to related parties, non current:
Amount due to related parties non-current	$ 12,938	78,321	86,316	$ 0	0	35,601	$ 0	0	6,723	$ 3,276	19,834	0	$ 9,662	58,487	0	$ 12,938	78,321	42,324										$ 0	0	35,601	$ 0	0	6,723	$ 3,276	19,834	0	$ 9,662	58,487	0